Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	ssiit_SupplementTextBlock
State Street Institutional Investment Trust
(the “Trust”)
State Street Equity 500 Index Fund
Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)
State Street Aggregate Bond Index Fund
Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)
State Street Small/Mid Cap Equity Index Fund
Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)
(each a “Fund”, collectively the “Funds”)
SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED APRIL 30, 2018
Effective immediately, the Management Fee for the State Street Aggregate Bond Index Fund will be reduced and the contractual operating expense waivers for each Fund will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Fund. Accordingly, effective immediately, the Prospectus is revised as follows:
STATE STREET EQUITY 500 INDEX FUND
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 1 of the Prospectus and “Example” on page 2 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.02%	0.02%	0.02%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.29%	0.29%	0.09%
Total Annual Fund Operating Expenses	0.56%	0.31%	0.11%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%	0.22%	0.02%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$571	$686	$813	$1,181
Class I	$23	$91	$165	$384
Class K	$2	$26	$53	$132
STATE STREET AGGREGATE BOND INDEX FUND
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 7 of the Prospectus and “Example” on pages 7-8 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.025%	0.025%	0.025%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	0.430%	0.430%	0.230%
Acquired Fund Fees and Expenses	0.010%	0.010%	0.010%

Total Annual Fund Operating Expenses	0.715%	0.465%	0.265%

Less Fee Waivers and/or Expense Reimbursements[3,4]	(0.240)%	(0.240)%	(0.240)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.475%	0.225%	0.025%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Management Fees have been restated to reflect current fees.

[3]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[4]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

[5]
SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$422	$572	$735	$1,208
Class I	$23	$125	$236	$562
Class K	$3	$61	$125	$313
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 22 of the Prospectus and “Example” on page 23 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.030%	0.030%	0.030%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	1.150%	1.150%	0.950%
Total Annual Fund Operating Expenses	1.430%	1.180%	0.980%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.935)%	(0.935)%	(0.935)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.495%	0.245%	0.045%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.045% with respect to the fund, and .03% with respect to the Portfolio, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$573	$866	$1,181	$2,072
Class I	$25	$282	$559	$1,348
Class K	$5	$219	$450	$1,116
State Street Institutional Investment Trust
(the “Trust”)
State Street Equity 500 Index II Portfolio (SSEYX)
State Street Aggregate Bond Index Portfolio (SSAFX)
(each a “Portfolio” and collectively, the “Portfolios”)
SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI ”) EACH DATED APRIL 30, 2018
Effective immediately, the contractual operating expense waiver for each Portfolio will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:
STATE STREET EQUITY 500 INDEX II PORTFOLIO
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on page 1 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Shareholder Service (12b-1) Fees	N/A
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.03%

Less Fee Waivers and/or Expense Reimbursements[1]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.02%

[1]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$2	$9	$16	$38
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on page 6 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Shareholder Service (12b-1) Fees	N/A
Other Expenses	0.060%
Acquired Fund Fees and Expenses	0.010%
Total Annual Fund Operating Expenses	0.070%

Less Fee Waivers and/or Expense Reimbursements[1,2]	(0.045)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.025%

[1]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

[2]
SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$3	$18	$35	$85

State Street Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

(the “Trust”)

State Street Equity 500 Index Fund

Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)

(each a “Fund”, collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED APRIL 30, 2018

Effective immediately, the Management Fee for the State Street Aggregate Bond Index Fund will be reduced and the contractual operating expense waivers for each Fund will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

STATE STREET EQUITY 500 INDEX FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 1 of the Prospectus and “Example” on page 2 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.02%	0.02%	0.02%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses[2]	0.29%	0.29%	0.09%
Total Annual Fund Operating Expenses	0.56%	0.31%	0.11%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%	0.22%	0.02%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$571	$686	$813	$1,181
Class I	$23	$91	$165	$384
Class K	$2	$26	$53	$132

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Equity 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.02%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.47%
1 year	rr_ExpenseExampleYear01	$ 571
3 years	rr_ExpenseExampleYear03	686
5 years	rr_ExpenseExampleYear05	813
10 years	rr_ExpenseExampleYear10	$ 1,181
State Street Equity 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.02%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.22%
1 year	rr_ExpenseExampleYear01	$ 23
3 years	rr_ExpenseExampleYear03	91
5 years	rr_ExpenseExampleYear05	165
10 years	rr_ExpenseExampleYear10	$ 384
State Street Equity 500 Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.02%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.11%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.02%
1 year	rr_ExpenseExampleYear01	$ 2
3 years	rr_ExpenseExampleYear03	26
5 years	rr_ExpenseExampleYear05	53
10 years	rr_ExpenseExampleYear10	$ 132
State Street Aggregate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

(the “Trust”)

State Street Aggregate Bond Index Fund

Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)

(each a “Fund”, collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED APRIL 30, 2018

Effective immediately, the Management Fee for the State Street Aggregate Bond Index Fund will be reduced and the contractual operating expense waivers for each Fund will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

STATE STREET AGGREGATE BOND INDEX FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 7 of the Prospectus and “Example” on pages 7-8 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.025%	0.025%	0.025%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	0.430%	0.430%	0.230%
Acquired Fund Fees and Expenses	0.010%	0.010%	0.010%

Total Annual Fund Operating Expenses	0.715%	0.465%	0.265%

Less Fee Waivers and/or Expense Reimbursements[3,4]	(0.240)%	(0.240)%	(0.240)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.475%	0.225%	0.025%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Management Fees have been restated to reflect current fees.

[3]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[4]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

[5]
SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$422	$572	$735	$1,208
Class I	$23	$125	$236	$562
Class K	$3	$61	$125	$313

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.<br/><br/>Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Aggregate Bond Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.025%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.715%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.475%
1 year	rr_ExpenseExampleYear01	$ 422
3 years	rr_ExpenseExampleYear03	572
5 years	rr_ExpenseExampleYear05	735
10 years	rr_ExpenseExampleYear10	$ 1,208
State Street Aggregate Bond Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.025%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.465%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.225%
1 year	rr_ExpenseExampleYear01	$ 23
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	236
10 years	rr_ExpenseExampleYear10	$ 562
State Street Aggregate Bond Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.025%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.265%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.025%
1 year	rr_ExpenseExampleYear01	$ 3
3 years	rr_ExpenseExampleYear03	61
5 years	rr_ExpenseExampleYear05	125
10 years	rr_ExpenseExampleYear10	$ 313
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

(the “Trust”)

State Street Small/Mid Cap Equity Index Fund

Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)

(each a “Fund”, collectively the “Funds”)

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED APRIL 30, 2018

Effective immediately, the Management Fee for the State Street Aggregate Bond Index Fund will be reduced and the contractual operating expense waivers for each Fund will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

STATE STREET SMALL/MID CAP EQUITY INDEX FUND

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” on page 22 of the Prospectus and “Example” on page 23 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.030%	0.030%	0.030%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	1.150%	1.150%	0.950%
Total Annual Fund Operating Expenses	1.430%	1.180%	0.980%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.935)%	(0.935)%	(0.935)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.495%	0.245%	0.045%

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.045% with respect to the fund, and .03% with respect to the Portfolio, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$573	$866	$1,181	$2,072
Class I	$25	$282	$559	$1,348
Class K	$5	$219	$450	$1,116

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
STATE STREET SMALL/MID CAP EQUITY INDEX FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.935%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.495%
1 year	rr_ExpenseExampleYear01	$ 573
3 years	rr_ExpenseExampleYear03	866
5 years	rr_ExpenseExampleYear05	1,181
10 years	rr_ExpenseExampleYear10	$ 2,072
STATE STREET SMALL/MID CAP EQUITY INDEX FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.935%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.245%
1 year	rr_ExpenseExampleYear01	$ 25
3 years	rr_ExpenseExampleYear03	282
5 years	rr_ExpenseExampleYear05	559
10 years	rr_ExpenseExampleYear10	$ 1,348
STATE STREET SMALL/MID CAP EQUITY INDEX FUND | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.935%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.045%
1 year	rr_ExpenseExampleYear01	$ 5
3 years	rr_ExpenseExampleYear03	219
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	$ 1,116
State Street Equity 500 Index II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

(the “Trust”)

State Street Equity 500 Index II Portfolio (SSEYX)

(each a “Portfolio” and collectively, the “Portfolios”)

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI ”) EACH DATED APRIL 30, 2018

Effective immediately, the contractual operating expense waiver for each Portfolio will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

STATE STREET EQUITY 500 INDEX II PORTFOLIO

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on page 1 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Shareholder Service (12b-1) Fees	N/A
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.03%

Less Fee Waivers and/or Expense Reimbursements[1]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.02%

[1]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$2	$9	$16	$38

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Equity 500 Index II Portfolio | State Street Equity 500 Index II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.02%
1 year	rr_ExpenseExampleYear01	$ 2
3 years	rr_ExpenseExampleYear03	9
5 years	rr_ExpenseExampleYear05	16
10 years	rr_ExpenseExampleYear10	$ 38
State Street Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

(the “Trust”)

State Street Aggregate Bond Index Portfolio (SSAFX)

(each a “Portfolio” and collectively, the “Portfolios”)

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI ”) EACH DATED APRIL 30, 2018

Effective immediately, the contractual operating expense waiver for each Portfolio will change to lower the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements borne by each Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Example” on page 6 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Shareholder Service (12b-1) Fees	N/A
Other Expenses	0.060%
Acquired Fund Fees and Expenses	0.010%
Total Annual Fund Operating Expenses	0.070%

Less Fee Waivers and/or Expense Reimbursements[1,2]	(0.045)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.025%

[1]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.

[2]
SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$3	$18	$35	$85

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Aggregate Bond Index Portfolio | State Street Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.045%)	[7],[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.025%
1 year	rr_ExpenseExampleYear01	$ 3
3 years	rr_ExpenseExampleYear03	18
5 years	rr_ExpenseExampleYear05	35
10 years	rr_ExpenseExampleYear10	$ 85

[1]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[2]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.
[3]	Management Fees have been restated to reflect current fees.
[4]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.
[5]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020, separately with respect to both the Fund and the Portfolio (i) to waive up to the full amount of the advisory fee payable by the Fund/Portfolio, and/or (ii) to reimburse the Fund/Portfolio for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.045% with respect to the fund, and .03% with respect to the Portfolio, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund/Portfolio’s Board of Trustees.
[6]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.
[7]	SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.
[8]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.